As filed with the Securities and Exchange Commission on December 5, 2003

Registration Nos. 333-43022

and 811-10035

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 6	☒

TITANIUM ANNUITY VARIABLE ACCOUNT

(Exact Name of Registrant)

UNITED INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

2001 Third Avenue South, Birmingham, Alabama 35233

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(205) 325-4300

Name and Address of Agent for Service:	Copy to:

John H. Livingston, Esq.	Frederick R. Bellamy, Esq.
United Investors Life Insurance Company	Sutherland Asbill & Brennan LLP
2001 Third Avenue South	1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama 35233	Washington, DC 20004-2415

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered:

Variable Annuity Policies (Form TVA)

This filing is made solely to add new funding options to this Registration Statement. Parts A and B of Post-Effective Amendment 3 to this Form N-4 Registration Statement No. 333-43022, filed on April 30, 2003, are incorporated herein by reference.

UNITED INVESTORS LIFE INSURANCE COMPANY

Supplement dated December 5, 2003 to Prospectus and

Statement of Additional Information dated May 1, 2003

Titanium Investor Variable Annuity Policy

The cover page of the above Prospectus is amended to add the following portfolios as funding choices:

AIM V.I. Government Securities Fund—Series I Shares

Alger American Balanced Portfolio—Class O Shares

Evergreen VA International Equity Fund

MFS® High Income Series

Scudder VIT Equity 500 Index Fund

Franklin Real Estate Fund—Class 2 Shares

Franklin Zero Coupon Fund-2010—Class 2 Shares

Templeton Global Income Securities Fund—Class 2 Shares

The section of the above Prospectus entitled “Fee Tables” on page 5 is amended to revise the following lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2002:

Total Annual Portfolio Operating Expenses	Lowest		Highest
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses as a percentage of net assets of the portfolios)	0.32%	—	1.47%

The section of the above Prospectus entitled “Fee Tables” on page 6 is amended to add the following fees and expenses (before waiver or reimbursement) charged by each portfolio for the fiscal year ended December 31, 2002:

Annual Portfolio Operating Expenses1

(expenses that are deducted from portfolio assets, as a percentage of net assets of the portfolio):

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Annual Expenses[2]
AIM Variable Insurance Funds
AIM V.I. Government Securities Fund—Series I Shares	0.50%	None	0.31%	0.81%
The Alger American Fund
Alger American Balanced Portfolio—Class O Shares	0.75%	None	0.12%	0.87%
Evergreen Investments
Evergreen VA International Equity Fund	0.66%	None	0.73%	1.39%
MFS® Variable Insurance Trust[3]
MFS High Income Series	0.75%	None	0.15%[4]	0.90%
Scudder Investment VIT Funds
Scudder VIT Equity 500 Index Fund[5]	0.20%	None	0.12%	0.32%
Franklin Templeton Variable Insurance Products Trust
Franklin Real Estate Fund—Class 2	0.53%[6]	0.25%[7]	0.04%	0.82%
Franklin Zero Coupon Fund-2010—Class 2[8]	0.62%[6]	0.25%[7]	0.06%	0.93%
Templeton Global Income Securities Fund—Class 2	0.63%[6]	0.25%[7]	0.10%	0.98%

(1)	These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund supplied the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown. See the underlying mutual funds’ prospectus for more complete information.

(2)	With respect to certain portfolios, the portfolio’s investment advisor is waiving part or all of its Management Fee and reimbursing part or all of the Other Expenses. Except as otherwise noted, these waivers and reimbursements are voluntary and can be discontinued at any time. After the waivers or reimbursements, the 2002 expenses of these portfolios would have been as indicated below:

Portfolio	Management Fee (after any waiver)	12b-1 Fees	Other Expenses (after any reimbursement)	Total Portfolio Annual Expenses (after waiver or reimbursement)
Scudder VIT Equity 500 Index	0.20%	None	0.10%	0.30%

(3)	Each series has an expense offset arrangement that reduces the series’ custodian fee based on upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series’ expenses. “Other Expenses” do not take into account these fee reductions, and are therefore higher than the actual expenses of the series.

(4)	MFS has contractually agreed, subject to reimbursement, to bear the series’ expenses such that “Other Expenses” (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series, except the Money Market Series, which will not exceed 0.10%. (Note that the High Income Series’ “Other Expenses” are currently below 0.15% and the series is reimbursing MFS.) This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the series.

(5)	The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2005.

(6)	The fund administration fee is paid indirectly through the management fee.

(7)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(8)	Operating expenses are estimates based on Class 1 expenses, except for rule 12b-1 fees, which are based on current set rates.

The section of the above Prospectus entitled “Fee Tables” on page 8 is amended to add the following examples:

Examples

If you surrender your policy at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

Portfolio	1 year	3 years	5 years	10 years
AIM Variable Insurance Funds
AIM V.I. Government Securities Fund—Series I Shares	$1,121	$1,552	$2,009	$2,600
The Alger American Fund
Alger American Balanced Portfolio—Class O Shares	$1,127	$1,570	$2,039	$2,661
Evergreen Investments
Evergreen VA International Equity Fund	$1,179	$1,725	$2,297	$3,170
MFS® Variable Insurance Trust
MFS® High Income Series	$1,130	$1,579	$2,054	$2,691
Scudder Investment VIT Funds
Scudder VIT Equity 500 Index Fund	$1,070	$1,397	$1,749	$2,072
Franklin Templeton Variable Insurance Products Trust
Franklin Real Estate Fund—Class 2	$1,122	$1,555	$2,014	$2,611
Franklin Zero Coupon Fund-2010—Class 2	$1,133	$1,588	$2,069	$2,721
Templeton Global Income Securities Fund—Class 2	$1,138	$1,603	$2,094	$2,771

If you do not surrender or annuitize your contract, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

Portfolio	1 year	3 years	5 years	10 years
AIM Variable Insurance Funds
AIM V.I. Government Securities Fund—Series I Shares	$221	$702	$1,209	$2,600
The Alger American Fund
Alger American Balanced Portfolio—Class O Shares	$227	$720	$1,239	$2,661
Evergreen Investments
Evergreen VA International Equity Fund	$279	$875	$1,497	$3,170
MFS® Variable Insurance Trust
MFS® High Income Series	$230	$729	$1,254	$2,691
Scudder Investment VIT Funds
Scudder VIT Equity 500 Index Fund	$170	$547	$949	$2,072
Franklin Templeton Variable Insurance Products Trust
Franklin Real Estate Fund—Class 2	$222	$705	$1,214	$2,611
Franklin Zero Coupon Fund-2010—Class 2	$233	$738	$1,269	$2,721
Templeton Global Income Securities Fund—Class 2	$238	$753	$1,294	$2,771

These examples are not intended to represent past or future expenses. Actual expenses may be greater or less than shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

The section of the above Prospectus entitled “The Portfolios” on page 12 is amended to add the following portfolio objectives:

The Portfolios

Portfolio	Investment Objective(s) and Certain Policies
AIM V.I. Government Securities Fund	The fund seeks a high level of current income consistent with a reasonable concern for safety of principal.

Alger American Balanced Portfolio	The Portfolio seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 25% of the Portfolio’s net assets are invested in fixed-income securities.

Evergreen VA International Equity Fund	Seeks long-term capital growth and secondarily, modest income. The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets.

MFS® High Income Series	Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

Scudder VIT Equity 500 Index Fund	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large U.S. companies. The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective.

Portfolio	Investment Objective(s) and Certain Policies
Franklin Real Estate Fund	Seeks capital appreciation, with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector. The Fund invests primarily in equity real estate investment trusts (REITS).

Franklin Zero Coupon Fund-2010	Seeks as high an investment return as is consistent with capital preservation. Each fund normally invests at least 80% of its net assets in zero coupon debt securities, primarily U.S. Treasury-issued stripped securities and stripped securities issued by the U.S. government and its agencies and instrumentalities.

Templeton Global Income Securities Fund	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies, located anywhere in the world, including emerging markets. While the Fund’s debt securities investments focus on those that are investment grade, the Fund also may invest in high-yield, lower-rated bonds.

The section of the above Prospectus entitled “Fund Management” on page 18 is amended to add the following fund management information:

Franklin Templeton Variable Insurance Products Trust. Templeton Investment Counsel, LLC is the investment advisor of Templeton Foreign Securities Fund and Templeton Global Asset Allocation Fund. Franklin Advisors, Inc. is the investment advisor of Franklin Real Estate Fund, Franklin Zero Coupon Fund-2010 and Templeton Global Income Securities Fund.

The section of the above Statement of Additional Information entitled “Adjusted Historical Portfolio Performance Data” on page 14 is amended to add the following historical performance data:

The charts on the following pages show adjusted historical performance data for the Subaccounts for the periods prior to the inception of the Subaccount, based on performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the policy. These figures are not an indication of future performance.

Adjusted (Hypothetical) Historic Performance Data

(for Periods before the Variable Subaccounts commenced operations)

AVERAGE ANNUAL TOTAL RETURN

(With Withdrawal Charge)

Subaccount	1 Year to 12/31/02	5 Years to 12/31/02	10 Years to 12/31/02	Inception to 12/31/02	Portfolio Inception Date
AIM Variable Insurance Funds
AIM V.I. Government Securities Fund - Series I Shares	-0.99%	3.53%	NA	4.22%	5/5/93
The Alger American Fund
Alger American Balanced Portfolio – Class O Shares	-22.59%	4.42%	7.97%	7.34%	9/4/89
MFS® Variable Insurance Trust
MFS® High Income Series	-7.93%	-2.43%	NA	2.30%	7/26/95
Scudder Investment VIT Funds
Scudder VIT Equity 500 Index Fund	-32.49%	-4.10%	NA	-3.61%	10/1/97
Franklin Templeton Variable Insurance Products Trust
Franklin Real Estate Fund – Class 2 Shares	-8.42%	-0.63%	8.43%	8.02%	1/24/89
Franklin Zero Coupon Fund-2010 – Class 2 Shares	9.38%	5.81%	8.99%	9.42%	3/14/89
Templeton Global Income Securities Fund – Class 2 Shares	10.42%	2.39%	4.82%	5.21%	1/24/89

Adjusted (Hypothetical) Historic Performance Data

(for Periods before the Variable Subaccounts commenced operations)

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN

(Assumes no Surrender, and no Withdrawal Charge)

Subaccount	1 Year to 12/31/02	5 Years to 12/31/02	10 Years to 12/31/02	Inception to 12/31/02	Portfolio Inception Date
AIM Variable Insurance Funds
AIM V.I. Government Securities Fund - Series I Shares	8.01%	4.88%	NA	4.37%	5/5/93
The Alger American Fund
Alger American Balanced Portfolio – Class O Shares	-13.59%	5.73%	7.97%	7.34%	9/4/89
MFS® Variable Insurance Trust
MFS® High Income Series	1.07%	-0.73%	NA	2.98%	7/26/95
Scudder Investment VIT Funds
Scudder VIT Equity 500 Index Fund	-23.49%	-2.28%	NA	-1.89%	10/1/97
Franklin Templeton Variable Insurance Products Trust
Franklin Real Estate Fund – Class 2 Shares	0.58%	0.96%	8.43%	8.02%	1/24/89
Franklin Zero Coupon Fund-2010 – Class 2 Shares	18.38%	7.06%	8.99%	9.42%	3/14/89
Templeton Global Income Securities Fund – Class 2 Shares	19.42%	3.81%	4.82%	5.21%	1/24/89

The performance information provided on the previous page reflects only the performance of a hypothetical $1,000 payment which is allocated to the stated Subaccount during the time period on which the calculations are based. Performance information provided for any given past period is not an indication or representation of future yields or rates of return.

PART C: OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of United Investors Life Insurance Company (“United Investors”) authorizing establishment of the Titanium Annuity Variable Account. \3\

(2)	Custody Agreements: Not Applicable.

(3)	(a) Principal Underwriting Agreements. \1\

(1)	United Securities Alliance, Inc. Agreements \1\

(a)	Distribution Agreement \1\

(b)	Selling Group Agreement \1\

(b) Form of Broker-Dealer Sales Agreements.\7\

(c) Commission Schedules.\7\

(4)	(a) Annuity Policy, Form TVA. \3\

(b) Free Look Endorsement, Form VFRL.\8\

(c) Individual Retirement Annuity Endorsement, Form IRAVA.\8\

(d) Individual Retirement Annuity Endorsement, Form IRAA02.\9\

(e) Roth Individual Retirement Annuity Endorsement, Form RIRA02.\9\

(5)	Application. \7\

(6)	(a) Certificate of Incorporation of United Investors. \2\

(b) By-Laws of United Investors. \2\

(7)	Reinsurance Contracts: Not Applicable.

(8)	(a) Participation Agreements.

(1)	AIM Variable Insurance Funds, Inc.\7\

(a)	Amendment to Participation Agreement for AIM Variable Insurance Funds.\9\

(b)	Amendment to Participation Agreement for AIM Variable Insurance Funds.\10\

(2)	The Alger American Fund. \7\

(3)	Deutsche Asset Management VIT Funds. \7\

(a)	Amendment to Participation Agreement for Scudder Investments VIT Funds (formerly Deutsche Asset Management VIT Funds).\10\

(4)	Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible Growth Fund, Inc.\7\

(5)	Evergreen Variable Annuity Trust. \7\

(a)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust.\10\

(6)	INVESCO Variable Investment Funds, Inc.\4\

(a)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc.\5\

(b)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc.\8\

(7)	MFS Variable Insurance Trust. \6\

(a)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \5\

(b)	Amendment to Participation Agreement for MFS Variable Insurance Trust.\10\

(8)	Strong Variable Insurance Funds, Inc. and Strong Opportunity
Fund	II, Inc.\7\

(9)	Franklin Templeton Variable Insurance Products Trust \7\

(a)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust.\8\

(b)	Form of Administration Agreement: Not Applicable.

(c)	Form of Amendment to Participation Agreement for Franklin Templeton Variable Insurance.**

(9)	Opinion of Counsel. *

(10)	(a) Consent of Sutherland Asbill & Brennan LLP. *

(b) Consent of Deloitte & Touche LLP. \9\

(11)	Financial statements omitted from Item 23: Not Applicable.

(12)	Agreements/understandings for providing initial capital: Not Applicable.

(13)	Performance Data Calculations. \7\

*	Filed herewith.

**	To be filed by amendment.

\1\	Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 1 to Form S-6 Registration Statement, File No. 333-89875, filed on April 27, 2000.

\2\	Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to Form S-6 Registration Statement, File No. 33-11465, filed on April 29, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).

\3\	Incorporated herein by reference to the Exhibit filed with the Initial Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on August 4, 2000.

\4\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on January 26, 2000.

\5\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on April 27, 2000.

\6\	Incorporated herein by reference to the Exhibit filed with Pre-Effective No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on July 2, 1997.

\7\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on October 13, 2000.

\8\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 29, 2002.

\9\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Variable Account on April 30, 2003.

\10\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on December 5, 2003.

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Elizabeth Ann Allen***	Vice President, Claims Administration and Policy Service
Danny H. Almond**	Assistant Treasurer
W. Thomas Aycock	Director, Senior Vice President and Chief Actuary
Tony G. Brill**	Director and Executive Vice President, Administration
Terry W. Davis	Director and Senior Vice President, Administration
Thomas E. Hamby	Vice President
C.B. Hudson**	Director
Larry M. Hutchison**	Director
Michael J. Klyce	Vice President and Treasurer
John H. Livingston	Director, Secretary and Counsel
James L. Mayton, Jr.	Vice President
Mark S. McAndrew**	Senior Vice President, Marketing
Carol A. McCoy	Director and Assistant Secretary
Anthony L. McWhorter	Director, President and Chief Executive Officer
Jeffrey J. Berry	Vice President and Controller
Ross W. Stagner	Director and Senior Vice President, Marketing
Russell B. Tucker**	Vice President

*	Unless otherwise noted, the principal business address of each person listed is United Investors Life Insurance Company, P.O. Box 10207, Birmingham, Alabama 35202-0207.

**	Principal business address: Torchmark Corporation, 3700 South Stonebridge, McKinney, Texas 75070.

***	Principal business address: Globe Life And Accident Insurance Company, 204 N. Robinson, Oklahoma City, OK 73102.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, United Investors Life Insurance Company, Inc. (“United Investors”), is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

Company	Parent Co. Code	State/Jurisdiction of Incorporation
AILIC Receivables Corporation	E	Delaware
American Income Life Insurance Co.	A	Indiana
American Income Marketing Services, Inc.	E	Texas
American Life and Accident Insurance Co.	A	Texas
Brown-Service Funeral Homes Co., Inc. (Services burial insurance policies)	B	Alabama
First United American Life Insurance Co.	D	New York
Globe Insurance Agency, Inc. (AL)	C	Alabama
Globe Insurance Agency, Inc. (AR)	A	Arkansas
Globe Life And Accident Insurance Co.	C	Delaware
Globe Marketing Services Inc.	A	Oklahoma
Liberty National Auto Club, Inc.	B	Alabama
Liberty National GroupCare, Inc.	B	Alabama
Liberty National Life Insurance Co.	C	Alabama
National Income Life Insurance Co.	E	New York
TMK Re, Ltd.	C	Bermuda
U.I. Brokerage Services, Inc.	F	Alabama
Torch Royalty Company	B	Delaware
Torchmark Corporation (holding company)		Delaware
United American Insurance Co.	C	Delaware
United Investors Life Insurance Co.	B*	Missouri

*	Parent company owns 81%; remaining 19% owned by Torchmark Corporation.

Parent Company Codes

A	Globe Life And Accident Insurance Co.

B	Liberty National Life Insurance Co.

C	Torchmark Corporation

D	United American Insurance Co.

E	American Income Life Insurance Company

F	United Investors Life Insurance Company

Item 27.	Number of Policy Owners

As of December 31, 2002, there were 813 owners of the policies.

Item 28.	Indemnification

Article XII of United Investors’ By-Laws provides as follows:

“Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case shall the Corporation indemnify such Director or officer with respect to any matters as to which he shall be finally adjudged in any such action, suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer. The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	United Securities Alliance, Inc., is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. It is also the principal underwriter for Titanium Universal Life Variable Account.

(b)	The following table provides certain information with respect to each Director, Officer and Partner of United Securities Alliance, Inc.

Name and Principal Business Address*	Positions and Offices with Underwriter
Dean Rager	President and Director
Dana Woodbury	Executive Vice President and Director
Jon Pearn	Vice President, Chief Compliance Officer and Director
Jodee Rager	Director

*	The principal business address for the Officers and Directors listed is Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado 80111.

(c)	Commissions Received by Principal Underwriter during Year Ended 12/31/02

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
United Securities Alliance, Inc.	$1,311,058.09	-0-	N/A	-0-

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by United Investors at its home office.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a) Registrant undertakes that it will file a Post-Effective Amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to United Investors at the address or phone number listed in the Prospectus.

(d) United Investors Life Insurance Company represents that the fees and charges deducted under the annuity policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.

STATEMENT PURSUANT TO RULE 6c-7

United Investors and the Variable Account rely on 17 C.F.R. Sections 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, United Investors and the Variable Account are exempt from the provisions of Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Birmingham and the State of Alabama on the 5th day of December, 2003.

TITANIUM ANNUITY VARIABLE ACCOUNT (REGISTRANT)

By:	/s/ Anthony L. McWhorter

Anthony L. McWhorter Director, President and Chief Executive Officer

By:	UNITED INVESTORS LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Anthony L. McWhorter

Anthony L. McWhorter Director, President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

C. B. HUDSON	Director	_______

/s/ Anthony L. Mcwhorter ANTHONY L. MCWHORTER	Director, President and Chief Executive Officer	December 5, 2003

/s/ W. Thomas Aycock W. THOMAS AYCOCK	Director, Senior Vice President and Chief Actuary	December 5, 2003

TONY G. BRILL	Director and Executive Vice President, Administration	_______

LARRY M. HUTCHISON	Director	_______

/s/ Michael J. Klyce MICHAEL J. KLYCE	Vice President and Treasurer	December 5, 2003

/s/ John H. Livingston JOHN H. LIVINGSTON	Director, Secretary and Counsel	December 5, 2003

/s/ Carol A. Mccoy CAROL A. MCCOY	Director and Assistant Secretary	December 5, 2003

/s/ Ross W. Stagner ROSS W. STAGNER	Director and Senior Vice President Marketing	December 5, 2003

/s/ Terry W. Davis TERRY W. DAVIS	Director and Senior Vice President Administration	December 5, 2003

/s/ Jeffrey J. Berry JEFFREY J. BERRY	Vice President and Controller	December 5, 2003

EXHIBIT INDEX

Exhibit No.	Name of Exhibit

99.9	Opinion & consent of John H. Livingston, Esquire as to the legality of the securities being registered.

99.10(a)	Consent of Sutherland & Asbill & Brennan LLP

99.10(b)	Consent of Deloitte & Touche LLP